Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
Humana Retirement Savings Plan
Plan #002 EIN #61-0647538
Schedule H, Line 4i – Schedule of Assets (Held at End of Year), as of December 31, 2025

(a)	(b) Identity of Issuer, Borrower, Lessor or Similar Party	(c) Description of investment	(d) Cost**	(e) Current Value
	Registered Investment Companies (Mutual Funds):
	Delaware Small Cap Value Fund I	Mutual fund	—	$93,435,848
	Total Mutual Funds	Mutual fund	—	93,435,848
	Common/Collective Trusts:
	PIMCO Total Return CTF Class N	Common/Collective Trust	—	414,912,127
	Loomis Sayles Small Cap Growth Fund D	Common/Collective Trust	—	146,083,147
	MFS International Equity Class 5B	Common/Collective Trust	—	251,777,453
	State Street Russell All Cap C	Common/Collective Trust	—	561,526,709
	State Street Russell Small Cap K	Common/Collective Trust	—	298,266,644
	State Street S&P 500 Index NL K	Common/Collective Trust	—	586,626,767
	State Street US Bond Index NL M	Common/Collective Trust	—	196,840,352
*	Schwab Institutional Large Cap Value Trust Fund Class I	Common/Collective Trust	—	394,295,027
	JP Morgan Chase Bank Large Cap Growth Fund CF-E	Common/Collective Trust	—	641,989,635
*	Schwab Index Retirement Trust Fund 2010 Unit Class IV	Common/Collective Trust	—	28,572,765
*	Schwab Index Retirement Trust Fund 2015 Unit Class IV	Common/Collective Trust	—	3,057,790
*	Schwab Index Retirement Trust Fund 2020 Unit Class IV	Common/Collective Trust	—	114,602,429
*	Schwab Index Retirement Trust Fund 2025 Unit Class IV	Common/Collective Trust	—	46,931,735
*	Schwab Index Retirement Trust Fund 2030 Unit Class IV	Common/Collective Trust	—	567,954,042
*	Schwab Index Retirement Trust Fund 2035 Unit Class IV	Common/Collective Trust	—	152,562,891
*	Schwab Index Retirement Trust Fund 2040 Unit Class IV	Common/Collective Trust	—	1,009,339,698
*	Schwab Index Retirement Trust Fund 2045 Unit Class IV	Common/Collective Trust	—	187,439,669
*	Schwab Index Retirement Trust Fund 2050 Unit Class IV	Common/Collective Trust	—	1,120,187,448
*	Schwab Index Retirement Trust Fund 2055 Unit Class IV	Common/Collective Trust	—	175,683,898
*	Schwab Index Retirement Trust Fund 2060 Unit Class IV	Common/Collective Trust	—	107,283,864
*	Schwab Index Retirement Trust Fund 2065 Unit Class IV	Common/Collective Trust	—	42,887,589
	State Street Global All Cap Equity Ex. U.S. Index Fund NL K	Common/Collective Trust	—	415,439,242
	Stable Value Fund:
	IGT Invesco High Quality Short-term Bond Fund	Common/Collective Trust	—	20,952,080
	IGT Invesco A Or Better Intermediate Fund	Common/Collective Trust	—	4,628,057
	IGT Jennison A Or Better Intermediate Fund	Common/Collective Trust	—	4,630,574
	IGT Loomis Sayles A Or Better Intermediate Fund	Common/Collective Trust	—	2,314,119
	IGT PIMCO A Or Better Intermediate Fund	Common/Collective Trust	—	2,316,774
	IGT Invesco A Or Better Core Fixed Income Fund	Common/Collective Trust	—	2,312,020
	IGT Dodge & Cox A Or Better Core Fund	Common/Collective Trust	—	2,314,943
	IGT Loomis Sayles A Or Better Core Fixed Income Fund	Common/Collective Trust	—	2,312,484
	IGT PIMCO A Or Better Core Fixed Income Fund	Common/Collective Trust	—	2,314,072
	Voya Synthetic GIC Wrap Contract #60398	Insurance Contract	—
	IGT Invesco High Quality Short-term Bond Fund	Common/Collective Trust	—	20,816,985
	IGT Invesco A Or Better Intermediate Fund	Common/Collective Trust	—	4,598,216
	IGT Jennison A Or Better Intermediate Fund	Common/Collective Trust	—	4,600,716
	IGT Loomis Sayles A Or Better Intermediate Fund	Common/Collective Trust	—	2,299,198
	IGT PIMCO A Or Better Intermediate Fund	Common/Collective Trust	—	2,297,112
	IGT Invesco A Or Better Core Fixed Income Fund	Common/Collective Trust	—	2,300,016
	IGT Dodge & Cox A Or Better Core Fund	Common/Collective Trust	—	2,297,573
	IGT Loomis Sayles A Or Better Core Fixed Income Fund	Common/Collective Trust	—	2,299,150
	IGT PIMCO A Or Better Core Fixed Income Fund	Common/Collective Trust	—	2,301,835
	Prudential Insurance Company Synthetic GIC Wrap Contract #GA-62459	Insurance Contract	—
	IGT Invesco High Quality Short-term Bond Fund	Common/Collective Trust	—	20,990,687
	IGT Invesco A Or Better Intermediate Fund	Common/Collective Trust	—	4,636,585
	IGT Jennison A Or Better Intermediate Fund	Common/Collective Trust	—	4,639,106
Humana Retirement Savings Plan
Plan #002 EIN #61-0647538
Schedule H, Line 4i – Schedule of Assets (Held at End of Year), as of December 31, 2025 (continued)

(a)	(b) Identity of Issuer, Borrower, Lessor or Similar Party	(c) Description of investment	(d) Cost**	(e) Current Value
	IGT Loomis Sayles A Or Better Intermediate Fund	Common/Collective Trust	—	2,318,382
	IGT PIMCO A Or Better Intermediate Fund	Common/Collective Trust	—	2,321,043
	IGT Invesco A Or Better Core Fixed Income Fund	Common/Collective Trust	—	2,316,279
	IGT Dodge & Cox A Or Better Core Fund	Common/Collective Trust	—	2,319,208
	IGT Loomis Sayles A Or Better Core Fixed Income Fund	Common/Collective Trust	—	2,316,746
	IGT PIMCO A Or Better Core Fixed Income Fund	Common/Collective Trust	—	2,318,335
	Met Tower Life Synthetic GIC Wrap Contract #39838	Insurance Contract	—
	IGT Invesco High Quality Short-term Bond Fund	Common/Collective Trust	—	20,953,064
	IGT Invesco A Or Better Intermediate Fund	Common/Collective Trust	—	4,628,276
	IGT Jennison A Or Better Intermediate Fund	Common/Collective Trust	—	4,630,792
	IGT Loomis Sayles A Or Better Intermediate Fund	Common/Collective Trust	—	2,314,227
	IGT PIMCO A Or Better Intermediate Fund	Common/Collective Trust	—	2,316,882
	IGT Invesco A Or Better Core Fixed Income Fund	Common/Collective Trust	—	2,312,128
	IGT Dodge & Cox A Or Better Core Fund	Common/Collective Trust	—	2,315,052
	IGT Loomis Sayles A Or Better Core Fixed Income Fund	Common/Collective Trust	—	2,312,593
	IGT PIMCO A Or Better Core Fixed Income Fund	Common/Collective Trust	—	2,314,180
	Pacific Life Insurance Synthetic GIC Wrap Contract #G-26956.01.0001	Insurance Contract	—
	IGT Invesco High Quality Short-term Bond Fund	Common/Collective Trust	—	21,013,937
	IGT Invesco A Or Better Intermediate Fund	Common/Collective Trust	—	4,641,722
	IGT Jennison A Or Better Intermediate Fund	Common/Collective Trust	—	4,644,245
	IGT Loomis Sayles A Or Better Intermediate Fund	Common/Collective Trust	—	2,320,950
	IGT Loomis Sayles A Or Better Core Fixed Income Fund	Common/Collective Trust	—	2,319,312
	IGT PIMCO A Or Better Intermediate Fund	Common/Collective Trust	—	2,323,614
	IGT Invesco A Or Better Core Fixed Income Fund	Common/Collective Trust	—	2,318,846
	IGT Dodge & Cox A Or Better Core Fund	Common/Collective Trust	—	2,321,778
	IGT PIMCO A Or Better Core Fixed Income Fund	Common/Collective Trust	—	2,320,903
	RGA Synthetic GIC Wrap Contract #RGA00029	Insurance Contract	—
	IGT Invesco High Quality Short-term Bond Fund	Common/Collective Trust	—	19,569,762
	IGT Invesco A Or Better Intermediate Fund	Common/Collective Trust	—	4,322,720
	IGT Jennison A Or Better Intermediate Fund	Common/Collective Trust	—	4,325,071
	IGT Loomis Sayles A Or Better Intermediate Fund	Common/Collective Trust	—	2,161,443
	IGT PIMCO A Or Better Intermediate Fund	Common/Collective Trust	—	2,163,924
	IGT Invesco A Or Better Core Fixed Income Fund	Common/Collective Trust	—	2,159,483
	IGT Dodge & Cox A Or Better Core Fund	Common/Collective Trust	—	2,162,214
	IGT Loomis Sayles A Or Better Core Fixed Income Fund	Common/Collective Trust	—	2,159,917
	IGT PIMCO A Or Better Core Fixed Income Fund	Common/Collective Trust	—	2,161,401
	Nationwide Life Insurance Synthetic GIC Wrap Contract #INV_HUM_IP_0124	Insurance Contract	—
	State Street Government Short Term Investment Fund State Street Bank Contract #CSCI	Money Market Fund	—	12,447,260
	Total Stable Value Fund		—	274,037,991
	Total Common/Collective Trusts			7,738,298,912

Humana Retirement Savings Plan
Plan #002 EIN #61-0647538
Schedule H, Line 4i – Schedule of Assets (Held at End of Year), as of December 31, 2025 (continued)

	Other Investments:
*	Humana Unitized Stock Fund:
	Humana Common Stock	Common Stock	—	258,031,418
	State Street Government Short Term Investment Fund	Money Market Fund	—	2,404,731
	Total Humana Unitized Stock Fund		—	260,436,149

*	Personal Choice Retirement Account - Self-directed Brokerage Account	Brokerage accounts	—	478,942,203
*	Notes Receivable from Participants, Interest Rate: 3.00%-9.50%, with Maturity Dates: 2026-2036	Participant loans	—	139,320,002
	Total			$8,710,433,114

*	Party-in-interest to the Plan
**	Historical cost is not required as all investments are participant-directed